NET TRADING LOSS	12 Months Ended
Dec. 31, 2013
Net Trading Profit Loss [Abstract]
NET TRADING (LOSS)

NOTE 28: NET TRADING GAIN/LOSS

In addition to the gains on derivative instruments (see Note 10), the gains on deposits and the losses on long-term debt at fair value (see Note 20 and Note 25, respectively), net trading gain/loss in 2011, 2012 and 2013 also includes gains from the re-purchase by the Group from the open market of debt securities issued by the Group of EUR 8 million, EUR 9 million and EUR 1 million respectively.